Basis of preparation and material accounting policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of initial application of standards or interpretations [line items]
Percentile level of stress over a one-year period	75.00%
Hong Kong
Disclosure of initial application of standards or interpretations [line items]
Percentile level of stress, ultimate risk view	60.00%	60.00%
France
Disclosure of initial application of standards or interpretations [line items]
Percentile level of stress, ultimate risk view	60.00%	60.00%
Mexico
Disclosure of initial application of standards or interpretations [line items]
Percentile level of stress, ultimate risk view	64.00%	65.00%
Credit cards | Minimum
Disclosure of initial application of standards or interpretations [line items]
Expected credit loss	2 years
Credit cards | Maximum
Disclosure of initial application of standards or interpretations [line items]
Expected credit loss	6 years